Deferred Income Tax - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of income tax expense [Line Items]
Deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures	¥ 833	¥ 1,041
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized	¥ 3,307	¥ 2,787